UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Volt ETF Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)   (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Item 1. REPORTS TO STOCKHOLDERS.
(a)

Annual Report 2022
For the initial period from October 27, 2021
(Commencement of Operations) through July 31, 2022

Volt Crypto Industry
Revolution and Tech ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Volt Crypto Industry Revolution and Tech ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Volt Crypto Industry Revolution and Tech ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://etfpages.com/BTCR or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Volt Crypto Industry Revolution and Tech ETF:

See Our Web site @ voltfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

Volt Crypto Industry Revolution and Tech ETF

Management’s Discussion of Fund Performance
(Unaudited)

September 29, 2022

Volt Crypto Industry Revolution and Tech ETF (the “Fund”) [Ticker: BTCR]

For the period from October 27, 2021 (Commencement of Operations) through the fiscal year ended July 31, 2022, the Fund returned -69.95%, with the market price of -70.63%, vs. the S&P 500 Index benchmark return of -8.21% for the same period1.

The Fund’s underperformance was due to high exposure to Bitcoin Industry Revolution Companies2.  Such companies, as well as others in the Information Technology sector, have seen their stock prices decrease in the midst of the Federal Reserve’s interest rate hikes, which were a response to rising inflation as investors fear that interest rate hikes may hurt growth stocks.  The sharp decline in Bitcoin’s price in the last year has also led to a stock price decline in Bitcoin Industry Revolution Companies.
The portfolio manager believes that the algorithmic strategies employed by the Fund did help mitigate some of this drag on performance by reducing some exposure to Bitcoin Industry Revolution Companies at strategic times. The derivatives exposure, through options, had a net negative impact on the portfolio from inception, though it was less of a negative impact to the overall portfolio than the decline in stocks during this period.  The portfolio manager plans to continue to consider all information at his disposal in an attempt to maximize potential for capital appreciation.
In the next 12 months, if the Fund were to maintain relatively high exposure to Bitcoin Industry names, we would expect performance to deviate from the benchmark, which represents the broader U.S. market.
Investors should consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available here or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing. Current and future holdings are subject to change and risk.

An investment in the Volt Crypto Industry Revolution and Tech ETF is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Information about the Fund’s investment risks can be found in the Fund’s prospectus.

1.
Market price is determined using the bid/ask midpoint at the close of the NYSE when the NAV is typically calculated. The performance data quoted represents past performance and is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs.

2.
The Fund defines companies with exposure to bitcoin as “Bitcoin Industry Revolution Companies”, which are domestic and foreign (including American Depositary Receipts (“ADRs”)) companies that: (i) hold a majority of their net assets in bitcoin on their balance sheet as can be reasonably determined by the company’s annual filings (e.g. filings on Form 10K or foreign equivalents) from the past 12 months; and/or derive a majority of their revenue or profits directly from mining, lending, transacting in bitcoin, or manufacturing bitcoin mining equipment as can be reasonably determined by the company’s annual filings from the past 12 months.

The Volt Crypto Industry Revolution and Tech ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609. There is no affiliation between Volt Equity, LLC, including their principals, and Capital Investment Group, Inc.

RCVLT0822002

Volt Crypto Industry Revolution and Tech ETF

Performance Update
(Unaudited)

For the period from October 27, 2021 (Commencement of Operations) through July 31, 2022

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 on October 27, 2021 (Commencement of Operations). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the Volt Crypto Industry Revolution and Tech ETF versus the S&P 500 TR Index. It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	Three	Six	Since	Inception
July 31, 2022	Months	Months	Inception	Date
Volt Crypto Industry Revolution and Tech ETF	-33.03%	-44.43%	-69.95%	10/27/21
S&P 500 TR Index	0.39%	-7.81%	-8.21%	N/A

				(Continued)

Volt Crypto Industry Revolution and Tech ETF

Performance Update
(Unaudited)

For the period from October 27, 2021 (Commencement of Operations) through July 31, 2022
Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that an investor would pay on ETF distributions or the redemption of ETF shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

Volt Crypto Industry Revolution and Tech ETF

Schedule of Investments

As of July 31, 2022
		Shares	Value (Note 1)

COMMON STOCKS - 77.97%

Business Services - 18.20%
*	Bitfarms Ltd.	113,719	$ 166,030
*	Marathon Digital Holdings, Inc.	11,477	149,086
*	Square, Inc.	1,140	86,708
			401,824
Financials - 9.17%
*	Adit EdTech Acquisition Corp.	10	99
*	Argo Blockchain PLC	3	15
*	Bit Digital, Inc.	4,549	6,323
*	Coinbase Global, Inc.	1,357	85,437
*	PayPal Holdings, Inc.	25	2,163
*	Sonder Holdings, Inc.	69,899	108,343
			202,380
Industrials - 11.27%
*	Cipher Mining, Inc.	6,149	10,576
*	Hive Blockchain Tech	20,052	90,436
*	Hut 8 Mining Corp.	38,974	82,625
*	Tesla, Inc.	73	65,076
			248,713
Information Technology - 32.24%
*	Advanced Micro	78	7,369
*	Alphabet, Inc. - Class C Shares	116	13,530
	Apple, Inc.	191	31,039
*	Canaan, Inc.	16,080	63,194
*	Core Scientific	38,974	97,825
*µ	Globant SA	8	1,594
	Intel Corp.	37	1,343
*	MercadoLibre, Inc.	3	2,441
*	Meta Platforms, Inc.	68	10,819
*	MicroStrategy, Inc.	1,227	350,996
	NVIDIA Corp.	43	7,810
*	Riot Blockchain, Inc.	15,986	117,018
*	Robinhood Markets, Inc.	274	2,480
	Taiwan Semiconductor Ltd.	31	2,743
*	Twitter, Inc.	35	1,456
			711,657
Utilities - 7.09%
*	Cleanspark, Inc.	39,250	156,608
			156,608

	Total Common Stocks (Cost $1,635,339)		1,721,182

			(Continued)

Volt Crypto Industry Revolution and Tech ETF

Schedule of Investments - Continued

As of July 31, 2022
						Value (Note 1)

CALL OPTIONS PURCHASED - 6.11%		Number of Contracts	Strike Price	Expiration Date	Notional Value
*	Apple, Inc. (a)	526	$ 165	8/12/2022	$ 8,548,026	$ 98,362
*	Tesla, Inc. (a)	11	990	9/16/2022	980,595	36,465

Total Call Options Purchased (Premiums Paid $135,631)						134,827

PUT OPTIONS PURCHASED - 4.13%		Number of Contracts	Strike Price	Expiration Date	Notional Value
*	Invesco QQQ Trust Series (a)	82	$ 200	1/20/2023	$ 2,586,772	13,653
*	SPDR S&P 500 ETF Trust (a)	300	401	8/15/2022	12,359,700	77,550

Total Put Options Purchased (Premiums Paid $209,112)						91,203

WARRANTS - 0.21%		Number of	Exercise	Expiration
	Financials - 0.21%	Contracts	Price	Date
*	Sonder Holdings, Inc.	21,700	$ 11.50	1/31/2028		4,644

Total Warrants (Cost $20,635)						4,644

Investments, at Value (Cost $2,000,717) - 88.42%						$1,951,856

Other Assets Less Liabilities - 11.58%						255,541

	Net Assets - 100%					$2,207,397

*	Non-income producing investment
µ	American Depositary Receipt
(a)	Counterparty is Clear Street LLC.
The following abbreviation or acronym is used in this Schedule:
PLC - Public Limited Company

Summary of Investments
by Sector				% of Net
				Assets	Value
Common Stocks:
Business Services				18.20%	$401,824
Financials				9.17%	202,380
Industrials				11.27%	248,713
Information Technology				32.24%	711,657
Utilities				7.09%	156,608
Call Options Purchased				6.11%	134,827
Put Options Purchased				4.13%	91,203
Warrants				0.21%	4,644
Other Assets Less Liabilities				11.58%	255,541
Total Net Assets				100.00%	$2,207,397

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Statement of Assets and Liabilities

As of July 31, 2022

Assets:
Investments, at value (cost $2,000,717)	$1,951,856
Cash	1,351,867
Receivables:
Investments sold	313,370

Total assets	3,617,093

Liabilities:
Payables:
Investments purchased	1,408,121
Accrued expenses:
Advisory fee	1,575

Total liabilities	1,409,696

Total Net Assets	$2,207,397

Net Assets Consist of:
Paid in Capital	$8,708,091
Accumulated Deficit	(6,500,694)

Total Net Assets	$2,207,397
Shares Outstanding, no par value (unlimited authorized shares)	350,021
Net Asset Value, Offering Price, and Redemption Price Per Share	$6.31

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Statement of Operations

For the initial period from October 27, 2021 (Commencement of Operations) through July 31, 2022

Investment Income:
Dividends (net of withholding tax $121)	$1,759

Total Investment Income	1,759

Expenses:
Advisory fees (note 2)	25,997

Total Net Expenses	25,997

Net Investment Loss	(24,238)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(6,730,130)
Net realized gain from options written	294,367
Net realized loss from securities sold short	(423)
Net realized loss on in-kind transactions	(187,246)
Total realized loss	(6,623,432)

Net change in unrealized depreciation on investments	(48,861)

Net Realized and Unrealized Loss on Investments	(6,672,293)

Net Decrease in Net Assets Resulting from Operations	$(6,696,531)

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Statement of Changes in Net Assets

For the initial period from October 27, 2021 (Commencement of Operations) through July 31, 2022

Operations:
Net investment loss	$(24,238)
Net realized loss from investment transactions	(6,730,130)
Net realized gain from options written	294,367
Net realized loss from securities sold short	(423)
Net realized loss on in-kind transactions	(187,246)
Net change in unrealized depreciation on investments	(48,861)

Net Decrease in Net Assets Resulting from Operations	(6,696,531)

Beneficial Interest Transactions:
Shares sold	14,884,805
Shares redeemed	(5,980,877)

Increase from Beneficial Interest Transactions	8,903,928

Net Increase in Net Assets	2,207,397

Net Assets:
Beginning of period	-
End of period	$2,207,397

Share Information:
Shares Sold	730,021
Shares Redeemed	(380,000)
Net Increase in Shares of Beneficial Interest	350,021

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Financial Highlights

For a share outstanding during the initial period from
October 27, 2021 (Commencement of Operations) through July 31, 2022

Net Asset Value, Beginning of Period	$ 21.00

Loss from Investment Operations:
Net investment loss (c)	(0.07)
Net realized and unrealized gain (loss) on investments	(14.62)

Total from Investment Operations	(14.69)

Net Asset Value, End of Period	$ 6.31

Total Return	(69.95)%	(b)

Net Assets, End of Period (in thousands)	$ 2,207

Ratios of:
Net Expenses to Average Net Assets	0.85%	(a)
Net Investment Loss to Average Net Assets	(0.79)%	(a)

Portfolio turnover rate	368.74%	(b)(d)

(a) Annualized.
(b) Not annualized.
(c) Calculated using the average shares method.
(d) Excludes in-kind transactions.

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022

1.  Organization and Significant Accounting Policies
The Volt Crypto Industry Revolution and Tech ETF, an exchange-traded fund (the “ETF”), is a non-diversified series of the Volt ETF Trust (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on July 30, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on October 27, 2021. The investment objective of the ETF is to seek to provide capital appreciation by investing a majority of its net assets in U.S. and foreign companies with exposure to bitcoin and its supporting infrastructure. The Advisor applies an option overlay strategy to the ETF’s equity investments.  The ETF defines companies with exposure to bitcoin as “Bitcoin Industry Revolution Companies,” which are domestic and foreign (including American Depositary Receipts (“ADRs”)) companies that: (i) hold a majority of their net assets in bitcoin on their balance sheet as can be reasonably determined by the company’s annual filings (e.g. filings on Form 10k or foreign equivalents) from the past 12 months; and/or (ii) derive a majority of their revenue or profits directly from mining, lending, transacting in bitcoin, or manufacturing bitcoin mining equipment as can be reasonably determined by the company’s annual filings from the past 12 months. The Bitcoin Industry Revolution Companies noted in (i) above will not include Canadian ETFs, private funds, or GBTC.
While the ETF has a bitcoin industry focus, under normal circumstances, the ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies and Technology Companies, options on those companies and ETFs with exposure to those companies. Under normal circumstances, the ETF will invest the majority of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies. The remainder of the ETF’s net assets used to satisfy the 80% test set forth above will be invested in Technology Companies, and at least 15% of the ETF’s net assets will be in Technology Companies. “Technology Companies” are companies that derive at least 50% of their revenue from software, technology hardware, and/or products or services that rely on self-developed processing chips or artificial intelligence chips. The ETF may also invest up to 20% of the portfolio to gain broad equity market exposure, including through ETFs, to offset the risk of the focused portfolio. The ETF will not directly invest in bitcoin but will invest in companies that support bitcoin and the bitcoin blockchain industry.
The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol BTCR, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
Creation Transaction Fees. A creation transaction fee with a $250 minimum per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities.  The price for each Creation unit will equal the ETF's daily NAV per share times the number of Shares in a Creation unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.
Redemption Transaction Fees. A redemption transaction fee with a $250 minimum per transaction (the "Redemption Transaction Fee") is applicable to each transaction regardless of the number of Creation units redeemed in the transaction. The price for each Creation unit will equal the ETF's daily NAV per share times the number of Shares in a Creation unit plus the Redemption Transaction Fees, and, if applicable, any transfer taxes.
(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The ETF’s investments in securities are carried at fair value. Fixed income securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.
Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the Exchange on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the Exchange on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.
With respect to any portion of an ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. Fair value determinations are made in accordance with the policies and procedures approved by the Board. Market quotations may not be readily available or may be determined to be unreliable when a security’s value or a meaningful portion of the ETF’s portfolio is believed to have been materially affected by a significant event. A significant event is an event that is likely to materially affect the value of the ETF’s investment. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.
Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on the NYSE. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations of certain securities may occur at times or on days on which the ETF’s NAV is not calculated and on which an ETF does not affect sales or redemptions of its shares.
Option Valuation
Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last quoted bid and ask prices as quoted on the Exchange or board of trade on which such options are traded.  In the event that there is no mean price available for such an exchange-traded equity option held by the ETF on a day in which the ETF values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option.  If no such bid or ask price is available on a day in which the ETF values such option, the prior day’s price will be used, unless the ETF determines in good faith the prior day’s price no longer reflects the fair value of such option, in which case, the option will be treated as a Fair Value Asset (as defined below). Over-the-counter derivatives (“OTC”) may be valued using a mathematical model which may incorporate a number of market data factors.
(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022
Foreign Currency Gains/Losses
The accounting records of the ETF are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the foreign market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of July 31, 2022 for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$1,721,182	$1,721,182	$-	$-
Call Options Purchased	134,827	-	134,827	-
Put Options Purchased	91,203	-	91,203	-
Warrants	4,644	4,644	-	-
Total Assets	$1,951,856	$1,725,826	$226,030	$-

*Refer to the Schedule of Investments for a breakdown by Sector.
(a)	The ETF did not hold any Level 3 securities during the period.
(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022

Purchased Options
When the ETF purchases an option, an amount equal to the premium paid by the ETF is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the ETF enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
Option Writing
When the ETF writes an option, an amount equal to the premium received by the ETF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the ETF on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the ETF has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the ETF.  The ETF, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.
Derivative Financial Instruments
The ETF may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the ETF to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.
Derivatives are marked to market daily based upon quotations from market makers or the ETF’s independent pricing services and the ETF’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.
The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of July 31, 2022:
Derivative Type	Location	Value

Purchased options – Equity risk	Assets – Investments, at value	$226,030
(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the initial period ended July 31, 2022:

Derivative Type	Location	Gains/Losses

Purchased options – Equity risk	Net realized loss from investment transactions	$ (1,195,641)
Written options – Equity risk	Net realized gain from options written	294,367

Purchased options – Equity risk	Net change in unrealized depreciation on investments	$ (118,713)
Written options – Equity risk	Net change in unrealized depreciation on options written	-

The following table represents the total premiums paid/received on options, which serve as an indicator of volume for options during the initial period ended July 31, 2022:

Derivative Type	Type	Total Value
Purchased options – Equity risk	Premiums Paid	$ 569,548
Written options – Equity risk	Premiums Received	(18,299)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees. The ETF’s expenses are paid by the Advisor from the unitary advisory fee paid to the Advisor by the ETF except for the fees and expenses described below in Note 2 – “Transactions with Related Parties and Service Providers – Advisor”.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly.  The ETF declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022

Cash and Cash Equivalents
Cash and cash equivalents are held with a financial institution. The assets of the ETF may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The ETF maintains cash balances, which, at times, may exceed federal insured limits.  The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk.  The ETF places deposits with those counterparties which are believed to be creditworthy and there has been no history of loss.
2.	Transactions with Related Parties and Service Providers
Advisor
The ETF pays a monthly unitary advisory fee to Volt Equity LLC (the “Advisor”) calculated at the annual rate of 0.85% of the ETF’s average daily net assets in exchange for the Advisor’s services and the payment of all expenses incurred by the ETF except for the (i) fee payment under the investment advisory agreement between the ETF and the Advisor, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)).
For the initial period from October 27, 2021 (Commencement of Operations) through July 31, 2022, the Advisor earned $25,997 in advisory fees.
Administrator
The Nottingham Company, Inc. (the “Administrator) serves as the administrator and fund accountant for the ETF.   The Advisor pays the Administrator a fee for its services in accordance with the Fund Accounting and Administration Service Agreement with the ETF.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Advisor pays The Nottingham Company a fee for its services pursuant to the Compliance Services Agreement with the ETF.
.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. The Advisor pays the Transfer Agent a fee for its services pursuant to the Dividend Disbursing and Transfer Agent Agreement with the ETF.  Broadridge Solutions, Inc. also serves as the Sub-Transfer Agent during the fiscal period.

Distributor
Capital Investment Group, Inc. serves as the ETF’s principal underwriter and distributor. The Advisor pays the Distributor a fee for its services pursuant to the ETF Distribution Agreement with the ETF.

3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $1,625 per series, per meeting in the Trust, payable from the Advisor. The Advisor will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  In addition, each Trustee may receive up to an additional $1,625 per special meeting in the event that special meetings are necessary in addition to the regularly scheduled meetings of the Board, also payable by the Advisor.
(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022
One Trustee and certain officers of the Trust are also officers of the Advisor or the Administrator.
4.	Purchases and Sales of Investment Securities
For the initial period ended July 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Securities	Proceeds from Sales of Securities
$11,585,184	$12,507,955

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind

$13,683,204	$5,382,724

5.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the initial fiscal year ended July 31, 2022 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the initial fiscal year ended July 31, 2022, the ETF did not incur any interest or penalties.
The Fund paid no income and no long-term capital gains distributions during the initial period from October 27, 2021 (Commencement of Operations) through July 31, 2022.
Permanent book and tax differences, primarily attributable to the book/tax treatment of the in-kind gain/loss resulted in the following reclassifications in the ETF as of the initial period ended July 31, 2022:

Paid in Capital	$(195,837)
Accumulated Deficit	195,837

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements

As of July 31, 2022

At July 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 2,179,205

Gross Unrealized Appreciation	$ 114,251
Gross Unrealized Depreciation	(341,600)
Net Unrealized Depreciation	(227,349)

Late Year Losses	(15,647)
Accumulated Capital Losses – Short-Term	(6,257,698)

Accumulated Deficit	$ (6,500,694)

The difference between book-basis and tax-basis unrealized depreciation is attributable to the deferral of wash sale losses.

Accumulated capital losses noted above represent net capital loss carryovers as of July 31, 2022 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The ETF has a capital loss carryforward of $6,257,698, all of which is short-term in nature.

In addition, realized losses reflected in the accompany financial statements include net ordinary losses realized between January 1 and ETF’s fiscal year end of July 31, 2022 totaling $15,647.

6.   Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits.

An investment in a single sector is considered significant if it exceeds 25% of the net assets of the ETF. The ETF currently invests a significant portion of its assets in the Information Technology sector.  As of July 31, 2022, the ETF’s net assets invested in the Information Technology sector totaled 32.24%.
7.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
8.  Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Volt ETF Trust
and the Shareholders of Volt Crypto Industry Revolution and Tech ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Volt Crypto Industry Revolution and Tech ETF, a series of shares of beneficial interest in Volt ETF Trust (the “Fund”), including the schedule of investments, as of July 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for the period from October 27, 2021 (commencement of operations) through July 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, and the results of its operations, the changes in its net assets and its financial highlights for the period October 27, 2021 to July 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.
BBD, LLP

We have served as the auditor of one or more of the Funds in the Volt ETF Trust since 2022.

Philadelphia, Pennsylvania
September 29, 2022

Volt Crypto Industry Revolution and Tech ETF

Additional Information (Unaudited)

As of July 31, 2022

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy Voting Policies and Procedures is included as Appendix A to the ETF’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s initial period ended July 31, 2022.
During the initial period, the ETF paid no income distributions and no capital gains distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other exchange-traded funds or mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from February 1, 2022 through July 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Volt Crypto Industry Revolution and Tech ETF

Additional Information (Unaudited)

As of July 31, 2022
	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 556.00	$3.28
	$1,000.00	$1,028.58	$4.26
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.85%, for the period, multiplied by 96/365 (to reflect the initial period).
5.    Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $11,500 during the fiscal year ended July 31, 2022 from the Fund for their services to the Fund and Trust.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Gary DiCenzo (10/1962)	Trustee	Since 05/2021	Chairman, of Forenzo Wine Co. since June 2010. Equity Partner with Cognios Capital (financial services company) since April 2015.	1
Independent Trustee and Chairman of 360 Fund Trust (a registered investment company) since October 2014; Previously, Independent Chairman of FNEX Ventures (financial services company) from October 2018 to September 2020.

Thomas R. Galloway (10/1963)	Trustee	Since 03/2016	Independent Investor since 2012.	1
Independent Trustee for Wonderfund Trust and all its series since 2021; Independent Trustee and Chairman of Spinnaker ETF Series for all its series since 2016; and Independent Trustee for Prophecy Alpha Fund I, a closed-end interval fund since 2015; (all registered investment companies).

Interested Trustee*
Tad Park* (11/1985)	Chairman, Trustee, President, and Principal Executive Officer	Since 05/2021	Chief Executive Officer and Founder of Volt Equity, LLC since July 2020. Formerly, Senior Software Engineer with Sonder Holdings (software company) from July 2017 to March 2020. Formerly, Senior Software Engineer with Globant (software company) from February 2015 to July 2017.	1	None
*Basis of Interestedness. Mr. Park is an Interested Trustee because of his role as Chief Executive Officer of Volt Equity, LLC, the Advisor to the Fund.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Additional Information (Unaudited)

As of July 31, 2022

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
James Hong (05/1985)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 05/2021
Chief Operating Officer and Trading Manager, Volt Equity, LLC since 2020. Formerly, Software Engineer, Tapjoy (mobile advertising company) since from 2018 to 2020. Formerly, Software Engineer, TopTutoring from 2017 to 2018. Formerly, Athletics Director, Chinese Christian Schools from 2007 to 2017.

Tracie A. Coop (12/1976)	Secretary	Since 05/2021
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Ashley H. Lanham (03/1984)	Assistant Treasurer	Since 05/2021	Managing Director of Fund Administration, The Nottingham Company since 2008.
Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 06/2022
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019.  Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

The Volt Crypto Industry Revolution and Tech ETF
is a series of
Volt ETF Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Volt Equity LLC
116 South Franklin Street	2193 Fillmore Street
Post Office Box 69	San Francisco, California 94115
Rocky Mount, North Carolina 27802-0069

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 800-773-3863 World Wide Web @: voltfunds.com

(b) Not applicable.
Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant’s Board of Trustees has determined that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the Volt Crypto Industry Revolution and Tech ETF (the “Fund”), a series of the Trust, for the initial fiscal year are reflected in the table below.  These amounts represent aggregate fees billed for the initial fiscal year for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for such fiscal years.

Fund	July 31, 2022
Volt Crypto Industry Revolution and Tech ETF	$12,000

(b)
Audit-Related Fees – Audit-Related fees billed for the Volt Crypto Industry Revolution and Tech ETF (the “Fund”), a series of the Trust, for the initial fiscal year are reflected in the table below.  These amounts represent fees billed for the initial fiscal year for professional services rendered by the Accountant, in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Fund	July 31, 2022
Volt Crypto Industry Revolution and Tech ETF	$5,500

(c)
Tax Fees – The tax fees billed for the initial fiscal year ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	July 31, 2022
Volt Crypto Industry Revolution and Tech ETF	$3,000

(d)	All Other Fees – Additional fees billed for the initial fiscal year are reflected in the table below. These amounts represent fees billed for each audit consent in excess of one per year.

Fund	July 31, 2022
Volt Crypto Industry Revolution and Tech ETF	$300

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal year at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the initial fiscal year ended July 31, 2022, were $3,000. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Thomas R. Galloway and Gary DiCenzo.

(b)	Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volt ETF Trust

/s/ Tad J. Park
Date: October 4, 2022	Tad J. Park President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Tad J. Park
Date: October 4, 2022	Tad J. Park President and Principal Executive Officer

/s/ James Hong
Date: September 30, 2022	James Hong Treasurer, Principal Financial Officer, and Principal Financial Officer